LIBERTY HIGH YIELD SECURITIES FUND, LIBERTY STRATEGIC INCOME FUND,
LIBERTY TAX-MANAGED GROWTH FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY TAX-MANAGED GROWTH FUND II, LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND, LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, LIBERTY INTERMEDIATE GOVERNMENT FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY MONEY MARKET FUND, LIBERTY SELECT VALUE FUND, LIBERTY NEWPORT INTERNATIONAL EQUITY FUND, THE LIBERTY FUND, LIBERTY FEDERAL SECURITIES FUND, LIBERTY CONTRARIAN SMALL-CAP FUND, LIBERTY CONTRARIAN INCOME FUND, LIBERTY UTILITIES FUND, LIBERTY MUNICIPAL MONEY MARKET FUND, LIBERTY SMALL-CAP VALUE FUND, LIBERTY GROWTH & INCOME FUND, LIBERTY NEWPORT ASIA PACIFIC FUND, LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT EUROPE FUND, LIBERTY FLOATING RATE ADVANTAGE FUND, LIBERTY INCOME FUND, LIBERTY INTERMEDIATE BOND FUND, LIBERTY MANAGED MUNICIPALS FUND, LIBERTY HIGH YIELD MUNICIPAL FUND, LIBERTY FLOATING RATE FUND, LIBERTY GROWTH STOCK FUND, LIBERTY YOUNG INVESTOR FUND, LIBERTY MIDCAP GROWTH FUND, LIBERTY GLOBAL THEMATIC EQUITY FUND
             AND LIBERTY EUROPEAN THEMATIC EQUITY FUND
                       (collectively, the "Funds")

               Supplement to Statements of Additional Information

The Funds' statements of additional information are amended to set forth the eligibility requirements for the purchase of Class Z shares as follows:

Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o Any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (LFD) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchanging with Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by LFD;

o Any trustee or director (or family member) of any fund distributed by LFD; and

o Any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

o Clients of broker-dealers or registered investment advisors that both recommend the purchase of fund shares and charge clients an asset-based fee; and

o Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

o Any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

o A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from LFD or through a third-party broker-dealer;

o Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

o Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.

                                                             September 26, 2002